Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	$ 8,236	$ 9,850
Current liabilities - compensation and benefits	(3,481)	(3,204)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(9,596)	(14,435)
Pension Plans | U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	5,002	5,395
Current liabilities - compensation and benefits	(121)	(123)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,281)	(1,601)
Funded Status-net	3,600	3,671
Pension Plans | Non-US
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	3,234	4,455
Current liabilities - compensation and benefits	(347)	(359)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(5,777)	(9,215)
Funded Status-net	(2,891)	(5,118)
Nonpension Postretirement Plans | U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(307)	(364)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(2,052)	(3,031)
Funded Status-net	(2,359)	(3,395)
Nonpension Postretirement Plans | Non-US
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(16)	(19)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(486)	(588)
Funded Status-net	$ (501)	$ (607)